Equity Attributable To Other Equity Instruments Holders (Tables)	6 Months Ended
Sep. 30, 2021
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Equity Attributable to Other Equity Instruments Holders
Equity attributable to other equity instruments holders at September 30, 2021 and March 31, 2021 consisted of the following:

	At September 30, 2021	At March 31, 2021
	(In millions)
Perpetual subordinated bonds	¥651,874	¥648,536

Total equity attributable to other equity instruments holders	¥651,874	¥648,536